UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2006

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		May 8, 2006











Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $102,425 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Aegon NV        Pref    007924400       250     10,000    Sole   n/a     none
Alabama Power   Pref    010392538       410     17,000    Sole   n/a     none
Allion Health   Common  019615103     2,875    212,000    Sole   n/a     none
Allscripts Hlth Common  01988P103     4,303    235,000    Sole   n/a     none
ATP Oil & Gas   Common  00208J108    10,822    246,450    Sole   n/a     none
Bank of America Pref    055189203       400     16,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208       168    239,595    Sole   n/a     none
Bronco Drilling Common  112211107     3,419    130,000    Sole   n/a     none
Calfrac Well Sv Common  129584108     2,134     73,300    Sole   n/a     none
Canada Subsurfc Common  13664R100       159     25,000    Sole   n/a     none
Cerner          Common  156782104     1,518     32,000    Sole   n/a     none
CE Franklin     Common  125151100     3,013    200,900    Sole   n/a     none
China Battery   Common  16936Y100     2,999    299,863    Sole   n/a     none
Collagenix Phrm Common  19419B100       444     30,000    Sole   n/a     none
Cutera          Common  232109108     2,197     81,000    Sole   n/a     none
Deli Solar      Common  24688L102     1,100    100,000    Sole   n/a     none
Djji Corp       Common  25402R101        21    604,500    Sole   n/a     none
Durect          Common  266605104       827    130,000    Sole   n/a     none
Endo Pharmaceut Common  29264F205     3,773    115,000    Sole   n/a     none
Flow Int'l      Common  343468104     5,307    403,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103     3,361    110,032    Sole   n/a     none
Gabelli Div Fd  Pref    36242H500       149      6,000    Sole   n/a     none
Global Traffic  Common  37947B103       897    150,000    Sole   n/a     none
GMX Resources   Common  38011M108     5,243    140,000    Sole   n/a     none
Homestore       Common  437852106       984    150,000    Sole   n/a     none
LCA Vision      Common  501803308     3,433     68,500    Sole   n/a     none
Leader Energy   Common  52168A106     2,136    595,600    Sole   n/a     none
Life Cell       Common  531927101     3,337    148,000    Sole   n/a     none
Mariner Energy  Common  56845T305     5,127    250,000    Sole   n/a     none
Mathstar        Common  576801203       492     95,240    Sole   n/a     none
Matria Health   Common  576817209       380     10,000    Sole   n/a     none
Modtech         Common  60783C100       676     77,300    Sole   n/a     none
MS Cap Trust    Pref    617461207       430     17,000    Sole   n/a     none
Nighthawk Radio Common  65411N105        24      1,000    Sole   n/a     none
NQL Energy      Common  62936W108       625    100,000    Sole   n/a     none
Nurometrix      Common  641255104     3,871     99,400    Sole   n/a     none
NuVasive        Common  670704105     2,827    150,000    Sole   n/a     none
Pressstek, Inc. Common  741113104       893     75,000    Sole   n/a     none
Quality Systems Common  747582104     3,575    108,000    Sole   n/a     none
Rite Aid        Common  767754104       400    100,000    Sole   n/a     none
Rosetta Resrce  Common  777779307     2,694    150,000    Sole   n/a     none
Rowan Companies Common  779382100     4,176     95,000    Sole   n/a     none
Royal Bank CAD  Pref    780097762       421     17,000    Sole   n/a     none
SLC Corp        Pref    78442P601       169      7,000    Sole   n/a     none
Star Maritime   Common  88516E107       194     20,000    Sole   n/a     none
Stellent        Common  85856W105     3,334    281,100    Sole   n/a     none
Todco           Common  88889T107     4,729    120,000    Sole   n/a     none
US Bancorp      Pref    903307205       197      8,000    Sole   n/a     none
Westiam Corp    Common  956909105     1,512    240,800    Sole   n/a     none